Investee Companies and Other Investments (Pumped Storage Projects) (Narrative) (Details) - Erez Electricity Ltd [Member] - Pumped Storage Projects [Member] € in Thousands, ₪ in Thousands	1 Months Ended					6 Months Ended
	Jul. 31, 2014 ILS (₪)	Jul. 31, 2014 EUR (€)	Nov. 30, 2013 ILS (₪) Installment	Nov. 30, 2013 EUR (€) Installment	Jul. 17, 2013 ILS (₪)	Jun. 30, 2020 ILS (₪)	Jun. 30, 2020 EUR (€)
Disclosure of subsidiaries [line items]
Percentage of share capital holds					24.00%
Additional compensation aggregate amount | €				€ 1,678
Number of installments | Installment			2	2
First Installment [Member]
Disclosure of subsidiaries [line items]
Compensation received | €		€ 260
Second Installment [Member]
Disclosure of subsidiaries [line items]
Compensation received | €							€ 1,418
NIS [Member]
Disclosure of subsidiaries [line items]
Amount of loan					₪ 770
Repayment of loan and accrued interest			₪ 1,000
Additional compensation aggregate amount			₪ 6,700
NIS [Member] | First Installment [Member]
Disclosure of subsidiaries [line items]
Compensation received	₪ 1,200
NIS [Member] | Second Installment [Member]
Disclosure of subsidiaries [line items]
Compensation received						₪ 5,500